Segment Reporting - Reconciliation of Adjusted LBIT to net (loss)/income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting
Adjusted LBIT	$ (52,840)	$ (16,172)
Interest income	2,789	251
Equity in earnings of equity investees, net of tax	23,050	22,269
Interest expense	(444)	(817)
Income tax expense	(2,680)	(1,846)
Net (loss)/income	$ (30,125)	$ 3,685